COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2022	Jun. 24, 2021	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Outstanding letters of credit		$ 4,762
White Line B.V. [Member]
Commitments And Contingencies [Line Items]
Investment amount	$ 3,500
Percentage of issued and outstanding share acquired	10.00%
Minimum guaranteed amount for investment repurchase	$ 3,500
Amount of investment resold				$ 3,500
Directors And Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price of loans			$ 0.4